INTERIM CONDENSED STATEMENTS OF CONSOLIDATED FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Intangible assets	€ 7	€ 10
Property, plant and equipment	4,409	4,566
Non-current financial assets	434	434
Total non-current assets	4,850	5,010
Current assets
Trade receivables	1,933	2,136
Other current assets	10,658	7,863
Cash and cash equivalents	110,891	52,750
Total current assets	123,481	62,750
TOTAL ASSETS	128,331	67,760
Shareholders’ equity
Share capital	1,525	1,452
Premiums related to share capital	396,867	314,399
Accumulated other comprehensive income	715	693
Treasury shares	(228)	(228)
Reserve	(397,973)	(376,838)
Net loss for the period	(34,288)	(23,961)
Total shareholders’ equity	(33,382)	(84,483)
Non-current liabilities
Non-current provisions	556	507
Non-current financial liabilities	74,546	91,010
Non-current refund liabilities	678	3,218
Total non-current liabilities	75,780	94,735
Current liabilities
Current provisions	60	118
Current financial liabilities	32,065	4,309
Trade payables and other payables	8,769	9,121
Other current liabilities	5,569	7,430
Deferred income	0	45
Current refund liabilities	3,298	313
Current contract liabilities	36,172	36,172
Total current liabilities	85,933	57,507
Total liabilities	161,713	152,242
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	€ 128,331	€ 67,760